8. Share-based payments (Details 4) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock warrants issued	2,600,000
Vested - September 30, 2016	(420,000)
Nonvested - September 30, 2016	2,180,000
Nonemployee Common stock warrants - Service and performance conditions [Member]
Common stock warrants issued		2,600,000
Vested - September 30, 2016		(640,000)
Nonvested - September 30, 2016		2,240,000	2,880,000
Vesting Condition One [Member]
Common stock warrants issued	350,000
Category	Performance
Vesting Condition One [Member] | Nonemployee Common stock warrants - Service and performance conditions [Member]
Common stock warrants issued		350,000
Category		Performance
Vesting Condition Two [Member]
Common stock warrants issued	1,530,000
Category	Performance
Vesting Condition Two [Member] | Nonemployee Common stock warrants - Service and performance conditions [Member]
Common stock warrants issued		1,530,000
Category		Performance
Vesting Condition Three [Member]
Common stock warrants issued	720,000
Category	Service
Vesting Condition Three [Member] | Nonemployee Common stock warrants - Service and performance conditions [Member]
Common stock warrants issued		720,000
Category		Service